Benefit Plans (Details) - Schedule of changes in the plan’s benefit obligations - Aria Energy LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Benefit obligation at beginning of year	$ 3,599	$ 2,796
Service cost	49	41
Interest cost	103	109
Plan amendments		186
Net actuarial loss (gain) for the prior year	144	566
Net benefits paid	(145)	(99)
Benefit obligation at end of year	$ 3,750	$ 3,599